Basis of Presentation and Summary of Significant Accounting Policies (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 31, 2025 USD ($)	Mar. 29, 2026 USD ($)	Dec. 28, 2025 USD ($) segments	Dec. 29, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Recognized incremental revenue		$ 12,400
Deferred commissions		$ 8,100	$ 5,600
Operating lease liabilities			$ 2,300
Number of reportable segments (in segments) | segments			3
Installation projects term			12 months
Impairment loss			$ 0	$ 3,800
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]				Goodwill
Initial term			12 years
Percentage of borrowing unsecured convertible notes			12.00%
Senior unsecured convertible notes	12.00%
Board of Directors Chairman [Member]
Summary of Significant Accounting Policies [Line Items]
Unsecured convertible notes	$ 750
Customer Concentration Risk [Member] | Major Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Customer Concentration Risk [Member] | Major Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.00%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			19.00%	12.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				14.00%